Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Assets [Abstract]
OTHER ASSETS

NOTE 11 — OTHER ASSETS

			Change
	09/30/2025	12/31/2024	$	%
Deferred offering costs	1,025,195	1,025,195	0	0
	1,025,195	1,025,195	0	0

Deferred offering costs were related to efforts of the Company in order to perform the initial public offering (“IPO”) in the amount of USD 1,025,195. Therefore, the main expenses were due to legal and consulting services in the amount of USD 562,601 and USD 462,594 respectively.

NOTE 11 — OTHER ASSETS

Deferred offering costs were related to efforts of the Company in orders to perform the Initial Public Offerings (“IPO”) in the amount of USD 1,025,195, therefore the mainly expenses were due to legal and consulting services in the amount of USD 562,601 and USD 462,594 respectively.

			Change
	12/31/2024	12/31/2023	$	%
Deferred offering costs	1,025,195	1,025,195	—	0%
	1,025,195	1,025,195	—	0%